Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

Note 1 — Organization and Basis of Presentation

Organization

PodcastOne, Inc. (“we,” “us,” “our”, the “Company” or “PodcastOne”), formerly known as Courtside Group, Inc., is a Delaware corporation headquartered in Beverly Hills, California. The Company is a leading podcast platform and publisher that makes its content available to audiences via all podcasting distribution platforms, including its website (www.podcastone.com), its PodcastOne app, Apple Podcasts, Spotify, Amazon Music and more.

The Company was incorporated in the State of Delaware on February 25, 2014, and is a majority owned subsidiary of LiveOne, Inc. (“LiveOne”), a Nasdaq listed company. On July 1, 2020, LiveOne through its wholly owned subsidiary, LiveXLive PodcastOne, Inc., acquired the Company. Acquisitions are included in the Company’s financial statements from the date of the acquisition. The Company uses purchase accounting for its acquisitions, which results in all assets and liabilities of acquired businesses being recorded at their estimated fair values on the acquisition dates. In connection with the acquisition, the accounts of the Company were adjusted using the push down basis of accounting to recognize the allocation of the net assets acquired which was determined to be $16.1 million. In accordance with the push down basis of accounting, the Company’s net assets were adjusted to their fair values as of the date of the acquisition based upon an independent appraisal. The Company has two wholly owned subsidiaries, Courtside, LLC, a Delaware limited liability company, and PodcastOne Sales, LLC, a California limited liability company.

Basis of Presentation

The results of operations and financial position of the Company are consolidated with LiveOne’s financial statements and that these financial statements have been derived as if the Company had operated on a standalone basis during the three and nine months ended December 31, 2023 and 2022. The amounts recorded for related party transactions with LiveOne may not be considered arm’s length transactions and therefore, the financial statements may not necessarily reflect the Company’s results of operations, financial position and cash flows had the Company engaged in such transactions with an unrelated third party during the nine months ended December 31, 2023 and 2022. Accordingly, the Company’s historical financial information is not necessarily indicative of what the Company’s results of operations, financial position and cash flows will be in the future, if and when the Company contracts at arm’s length with unrelated third parties for services they receive from LiveOne. The results for the three and nine months ended December 31, 2023 are not necessarily indicative of the results expected for the full fiscal year ending March 31, 2024 (“fiscal 2024”). The condensed consolidated balance sheet as of March 31, 2023 has been derived from the Company’s audited balance sheet included in the Company’s Special Financial Report under cover of the facing page of an Annual Report on Form 10-K, filed with the United States Securities and Exchange Commission (the “SEC”) on June 29, 2023 (the “Special Financial Report”).

The interim unaudited condensed consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States (“GAAP”) for interim financial information and in accordance with Article 10 of Regulation S-X. They do not include all the information and footnotes required by GAAP for complete audited financial statements. Therefore, these interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Special Financial Report.

Going Concern and Liquidity

The Company’s interim unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

The Company’s principal sources of liquidity have historically been its debt issuances and its cash and cash equivalents (which cash and cash equivalents amounted to $1.4 million as of December 31, 2023). The Company has an accumulated deficit of $28.6 million and a working capital deficit of $1.3 million as of December 31, 2023. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date that these financial statements are filed. The Company’s interim unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company is looking for additional financing sources to attempt to secure additional interim financing, which is needed to continue its current level of business operations and satisfy its current obligations, unless such financing is provided by LiveOne, if at all. In the absence of additional sources of liquidity, management anticipates that existing cash resources will not be sufficient to meet current operating and liquidity needs beyond November 2024. There is no assurance that management will be able to obtain additional liquidity or be successful in raising additional funds or that such required funds, if available, or that LiveOne will provide any financing to the Company, if at all, or that any such financing will be available on attractive terms or that it will not have a significant dilutive effect on the Company’s existing stockholders. In addition, management is unable to determine at this time whether any of these potential sources of liquidity will be adequate to support the Company’s future business operations. While the Company does not currently anticipate delays or hindrances to its current business operations and initiatives schedule due to liquidity constraints, without additional funding the Company may not be able to continue its current level of business operations in the future. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.

Principles of Consolidation

The interim unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Acquisitions are included in the Company’s interim audited condensed consolidated financial statements from the date of the acquisition. The Company uses purchase accounting for its acquisitions, which results in all assets and liabilities of acquired businesses being recorded at their estimated fair values on the acquisition dates. All intercompany balances and transactions have been eliminated in consolidation.

Note 1 — Organization and Basis of Presentation

Organization

Courtside Group, Inc. (“we,” “us,” “our,” the “Company” or “PodcastOne”) is a Delaware corporation headquartered in Beverly Hills, California and is doing business as PodcastOne. The Company is a leading podcast platform and publisher that makes its content available to audiences via all podcasting distribution platforms, including its website (www.podcastone.com), its PodcastOne app, Apple Podcasts, Spotify, Amazon Music and more.

The Company was incorporated in the State of Delaware on February 25, 2014, and is currently a wholly owned subsidiary of LiveOne, Inc. (“LiveOne”). On July 1, 2020, LiveOne through its wholly owned subsidiary, LiveXLive PodcastOne, Inc., acquired the Company (see Note 3 – Business Combination). The Company has two wholly owned subsidiaries, Courtside, LLC, a Delaware limited liability company, and PodcastOne Sales, LLC, a California limited liability company (“PodcastOne Sales”).

Basis of Presentation

The results of operations and financial position of the Company are consolidated with LiveOne’s financial statements and that these financial statements have been derived as if the Company had operated on a standalone basis during the years ended March 31, 2023 and 2022. The amounts recorded for related party transactions with LiveOne may not be considered arm’s length transactions and therefore, the financial statements may not necessarily reflect the Company’s results of operations, financial position and cash flows had the Company engaged in such transactions with an unrelated third party during the years ended March 31, 2023 and 2022. Accordingly, the Company’s historical financial information is not necessarily indicative of what the Company’s results of operations, financial position and cash flows will be in the future, if and when the Company contracts at arm’s length with unrelated third parties for services they receive from LiveOne.

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the ASC and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Going Concern and Liquidity

The Company’s financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

The Company’s principal sources of liquidity have historically been its debt issuances and its cash and cash equivalents (which cash, cash equivalents amounted to $3.5 million as of March 31, 2023). The Company has an accumulated deficit of $12.7 million and had a working capital deficiency of $9.7 million as of March 31, 2023. As of June 29, 2023, we have not yet consummated the Direct Listing (as defined below) and accordingly, as required by the notice from the holders of the Bridge Notes (other than LiveOne), we redeemed (i) $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on April 7, 2023, (ii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on May 13, 2023, and (iii) an additional $1,000,000 of the outstanding Bridge Notes (other than the Bridge Notes issued to LiveOne) on June 3, 2023. As a result it may be necessary for the Company to maintain cash balances to support the consolidated minimum requirement and use our available cash to redeem the applicable portion of the Bridge Notes, thus impacting cash available to support our liquidity in the future. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date that these financial statements are filed. The Company’s consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company is looking for additional financing sources to attempt to secure additional interim financing by end of July 2023 after the completion of the Company’s planned listing on a national exchange, which financing is needed to continue the Company’s operations as currently being conducted and satisfy the Company’s obligations, unless such financing is provided by LiveOne, if at all. In the absence of additional sources of liquidity, management anticipates that existing cash resources will not be sufficient to meet current operating and liquidity needs beyond June 2024. There is no assurance that management will be able to obtain additional liquidity or be successful in raising additional funds or that such required funds, if available, or that LiveOne will provide any financing to the Company, if at all, or that any such financing will be available on attractive terms or that it will not have a significant dilutive effect on the Company’s existing stockholders. In addition, management is unable to determine at this time whether any of these potential sources of liquidity will be adequate to support the Company’s future business operations. While we do not currently anticipate delays or hindrances to our current business operations and initiatives schedule due to liquidity constraints, without additional funding the Company may not be able to continue its current level of business operations in the future. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.

Principles of Consolidation

The financial statements include the accounts of the Company and its wholly owned subsidiaries. Acquisitions are included in the Company’s consolidated financial statements from the date of the acquisition. The Company uses purchase accounting for its acquisitions, which results in all assets and liabilities of acquired businesses being recorded at their estimated fair values on the acquisition dates. All intercompany balances and transactions have been eliminated in consolidation.